UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2007

Check here if Amendment [  ]; Amendment Number:   ____
   This Amendment (Check only one.):      [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Elkhorn Partners Limited Partnership
Address:  2222 Skyline Drive
          Elkhorn, Nebraska 68022

Form 13F File Number:  28-12336

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Alan S. Parsow
Title: Sole Manager of Parsow Management LLC, the General Partner of Reporting Manager
Phone:  (402) 289-3217

Signature, Place, and Date of Signing:

    /s/ Alan S. Parsow             Elkhorn, Nebraska          August 9, 2007
----------------------------   -------------------------  ---------------------
        [Signature]                 [City, State]                [Date]
Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:



Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     77

Form 13F Information Table Value Total:  $100,252
                                        (thousands)

List of Other Included Managers:           NONE

                           FORM 13F INFORMATION TABLE

--------------------------- -------------- ----------- ---------- --------- ----- ------ --------- ---------- ----------------------
                                                         Value     Shares/   SH/   Put/   Invstmt   Other        Voting Authority
  Name of Issuer            Title of Class   CUSIP      (x$1000)   PRN Amt   PRN   Call   Dscretn   Managers  ----------------------
                                                                                                              Sole   Shared     None
--------------------------- -------------- ----------- ---------- --------- ----- ------ --------- ---------- -----  ------     ----
American Express Co.            COM         025816109     520       8,500    SH            SOLE               8,500
Annaly Cap Mgmt Inc.            COM         035710409     368      25,500    SH            SOLE              25,500
AVI Biopharma Inc.              COM         002346104     252      90,000    SH            SOLE              90,000
Beijing Med Pharm Corp.         COM         077255107   1,021      96,172    SH            SOLE              96,172
Berkshire Hathaway Inc. Del    CL A         084670108   5,802          53    SH            SOLE                  53
Berkshire Hathaway Inc. Del    CL B         084670207   9,950       2,760    SH            SOLE               2,760
Bristol Myers Squibb Co.        COM         110122108   1,136      36,000    SH            SOLE              36,000
Cae Inc.                        COM         124765108     347      26,000    SH            SOLE              26,000
Capstead Mtg Corp.            PFD B CV      14067E308     182      14,000    SH            SOLE              14,000
CBS Corp. New                  CL B         124857202     900      27,000    SH            SOLE              27,000
Chesapeake Energy Corp.         COM         165167107     242       7,000    SH            SOLE               7,000
Citigroup Inc.                  COM         172967101     333       6,500    SH            SOLE               6,500
Coca Cola Co.                   COM         191216100     225       4,300    SH            SOLE               4,300
Columbia Labs Inc.              COM         197779101      41      17,000    SH            SOLE              17,000
Comarco Inc.                    COM         200080109   4,214     668,898    SH            SOLE             668,898
Comcast Corp. New             CL A SPL      20030N200   4,042     144,550    SH            SOLE             144,550
Delcath Sys Inc.                COM         24661P104     204      45,480    SH            SOLE              45,480
Dow Chem Co.                    COM         260543103     398       9,000    SH            SOLE               9,000
Enerplus Res FD                UNIT TR      29274D604     895      19,000    SH            SOLE              19,000
                               G NEW
Fairfax Fnl Hldgs Ltd          SUB VTG      303901102   3,814      19,900    SH            SOLE              19,900
Friedman Billings Ramsey Gro   CL A         358434108     573     105,000    SH            SOLE             105,000
Fuel Tech Inc                   COM         359523107     411      12,000    SH            SOLE              12,000
Gencorp Inc                     COM         368682100     719      55,000    SH            SOLE              55,000
General Electric Co             COM         369604103     674      17,600    SH            SOLE              17,600
Greenlight Capital RE LTD      CL A         G4095J109     248      11,000    SH            SOLE              11,000
Grey Wolf Inc                   COM         397888108     667      81,000    SH            SOLE              81,000
Healthcare Rlty TR              COM         421946104     536      19,300    SH            SOLE              19,300
Hollywood Media Corp            COM         436233100   1,259     288,865    SH            SOLE             288,865
Home Depot Inc                  COM         437076102     275       7,000    SH            SOLE               7,000
Innodata Isogen Inc           COM NEW       457642205     760     189,945    SH            SOLE             189,945
International Business Mach     COM         459200101   5,968      56,700    SH            SOLE              56,700
Ishares TR                  US TIPS BD FD   464287176     218       2,200    SH            SOLE               2,200
Ishares Inc                   MSCI JPN      464286848     145      10,000    SH            SOLE              10,000
Johnson & Johnson               COM         478160104     203       3,300    SH            SOLE               3,300
KKR Finl Corp                   COM         482476306   1,843      74,000    SH            SOLE              74,000
K Sea Transn Partners LP        COM         48268Y101   1,051      22,300    SH            SOLE              22,300
LaBranche & Co Inc              COM         505447102     111      15,000    SH            SOLE              15,000
Level 3 Communications Inc      COM         52729N100     219      37,500    SH            SOLE              37,500
Magna Entmt Corp               CL A         559211107     117      40,000    SH            SOLE              40,000
Marsh & McLennan COS Inc        COM         571748102     494      16,000    SH            SOLE              16,000
Martha Stewart Living Omnime   CL A         573083102     764      44,400    SH            SOLE              44,400
MDC Partners Inc            CL A SUB VTG    552697104     516      59,000    SH            SOLE              59,000
Meade Instruments Corp          COM         583062104      26      11,900    SH            SOLE              11,900
Montpelier Re Holdings Ltd      SHS         G62185106     343      18,500    SH            SOLE              18,500
Mortons Restaurant Grp Inc N    COM         619430101     190      10,500    SH            SOLE              10,500
Mylan Labs Inc                  COM         628530107     236      13,000    SH            SOLE              13,000
New Brunswick Scientific Inc    COM         642876106     522      65,428    SH            SOLE              65,428
New York Cmnty Bancorp Inc      COM         649445103     987      58,000    SH            SOLE              58,000
NGas Resources Inc              COM         62912T103     807     100,900    SH            SOLE             100,900
NYSE Euronext                   COM         629491101   1,067      14,500    SH            SOLE              14,500
Orbit Intl Corp               COM NEW       685559304   3,777     426,731    SH            SOLE             426,731
Orthologic Corp                 COM         68750J107      41      29,000    SH            SOLE              29,000
Osteotech Inc                   COM         688582105     256      35,500    SH            SOLE              35,500
Penn Treaty Amern Corp        COM NEW       707874400  10,969   1,917,600    SH            SOLE           1,917,600
Penn West Energy TR           TR UNIT       707885109     768      23,000    SH            SOLE              23,000
Pfizer Inc                      COM         717081103     230       9,000    SH            SOLE               9,000
Playboy Enterprises Inc        CL A         728117201   2,002     172,000    SH            SOLE             172,000
Playboy Enterprises Inc        CL B         728117300     943      83,200    SH            SOLE              83,200
Possis Medical Inc              COM         737407106   1,448     133,100    SH            SOLE             133,100
Pro Pharmaceuticals Inc         COM         74267T109       5      15,000    SH            SOLE              15,000
Proxymed Inc                  COM NEW       744290305      64      27,992    SH            SOLE              27,992
Reading International Inc      CL A         755408101     181      19,600    SH            SOLE              19,600
Rewards Network Inc             COM         761557107   4,899   1,203,700    SH            SOLE           1,203,700
SMF Energy Corp                 COM         78453M109      97      65,000    SH            SOLE              65,000
Spacehab Inc                    COM         846243103      73     112,700    SH            SOLE             112,700
Stein Mart Inc                  COM         858375108     466      38,000    SH            SOLE              38,000
Student Loan Corp               COM         863902102   1,366       6,700    SH            SOLE               6,700
Taylor Devices Inc              COM         877163105      64      11,175    SH            SOLE              11,175
Time Warner Inc                 COM         887317105     589      28,000    SH            SOLE              28,000
USG Corp                      COM NEW       903293405   2,158      44,000    SH            SOLE              44,000
Vendingdata Corp              COM NEW       92261Q202     317      84,457    SH            SOLE              84,457
Viacom Inc New                 CL B         92553P201   4,267     102,500    SH            SOLE             102,500
Wal Mart Stores Inc             COM         931142103     265       5,500    SH            SOLE               5,500
Webzen Inc                    SPON ADR      94846M102     116      26,000    SH            SOLE              26,000
Werner Enterprises Inc          COM         950755108     393      19,500    SH            SOLE              19,500
Weyerhaeuser Co                 COM         962166104   1,421      18,000    SH            SOLE              18,000
White Mtns Ins Group Ltd        COM         G9618E107   6,242      10,300    SH            SOLE              10,300